Provisions for legal proceedings	6 Months Ended
Jun. 30, 2022
Provisions For Legal Proceedings
Provisions for legal proceedings

13.	Provisions for legal proceedings
13.1.	Provisions for legal proceedings, judicial deposits and contingent liabilities

The Company recognizes provisions for legal, administrative and arbitral proceedings based on the best estimate of the costs for which it is probable that an outflow of resources embodying economic benefits will be required and that can be reliably estimated. These proceedings mainly include:

•	Labor claims, in particular: (i) opt-out claims related to a review of the methodology by which the minimum compensation based on an employee's position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated; and (ii) actions of outsourced employees;
•	Tax claims including: (i) claims relating to benefits previously taken for Brazilian federal tax credits applied that were subsequently alleged to be disallowable; (ii) tax notices for alleged non-compliance with ancillary obligations; and (iii) claims for alleged non-payment of CIDE on imports of propane and butane.
•	Civil claims, in particular: (i) lawsuits related to contracts; (ii) royalties and special participation charges, including royalties over shale extraction; and (iii) penalties applied by ANP relating to measurement systems.
•	Environmental claims, specially: (i) fines relating to an environmental accident in the State of Paraná in 2000; (ii) fines relating to the Company’s offshore operation; and (iii) public civil action for oil spill in 2004 in Serra do Mar-São Paulo State Park.

Provisions for legal proceedings are set out as follows:

Non-current liabilities	06.30.2022	12.31.2021
Labor claims	771	716
Tax claims	385	306
Civil claims	1,084	820
Environmental claims	228	176
Total	2,468	2,018

	Jan-Jun/2022	Jan-Jun/2021
Opening Balance	2,018	2,199
Additions, net of reversals	396	190
Use of provision	(225)	(261)
Revaluation of existing proceedings and interest charges	161	19
Others	(5)	6
Cumulative translation adjustment	123	75
Closing Balance	2,468	2,228

In preparing its unaudited consolidated interim financial statements for the six-month period ended June 30, 2022, the Company considered all available information concerning legal proceedings in which the Company is a defendant, in order to estimate the amounts of obligations and probability that outflows of resources will be required.

In the six-month period ended June 30, 2022, the increase in liabilities arises mainly from changes in the following cases: (i) US$ 203 in the provision for civil claims involving contractual matters; and (ii) US$ 39 in the provision for tax claims for alleged non-compliance with ancillary obligations.

13.2.	Judicial deposits

Non-current assets	06.30.2022	12.31.2021
Tax	6,960	5,790
Labor	869	796
Civil	1,705	1,275
Environmental	110	101
Others	72	76
Total	9,716	8,038

	Jan-Jun/2022	Jan-Jun/2021
Opening Balance	8,038	7,281
Additions	861	488
Use	(45)	(43)
Accruals and charges	386	76
Others	(9)	(15)
Cumulative translation adjustment	485	320
Closing Balance	9,716	8,107

In the six-month period ended June 30, 2022, the Company made judicial deposits in the amount of US$ 860, including: (i) US$ 283 relating to the unification of Fields (Cernambi, Tupi, Tartaruga Verde and Tartaruga Mestiça); (ii) US$ 133 referring to IRPJ and CSLL for not adding profits of subsidiaries and affiliates domiciled abroad to the IRPJ and CSLL calculation basis; (iii) US$ 137 related to CIDE and PIS/COFINS on the chartering of platforms; and (iv) US$ 68 referring to IRPJ and CSLL in the deduction of expenses with Petros.

13.3.	Contingent liabilities

The estimates of contingent liabilities for legal proceedings are indexed to inflation and updated by applicable interest rates. Estimated contingent liabilities for which the possibility of loss is classified as possible are set out in the following table:

Nature	06.30.2022	12.31.2021
Tax	28,376	24,785
Labor	8,066	7,172
Civil - General	6,710	5,720
Civil - Environmental	1,353	1,192
Total	44,505	38,869

The main contingent liabilities are:

•	Tax matters comprising: i) withholding income tax (IRRF), Contribution of Intervention in the Economic Domain (CIDE), Social Integration Program (PIS) and Contribution to Social Security Financing (COFINS) on remittances for payments of vessel charters; (ii) income from foreign subsidiaries and associates located outside Brazil not included in the computation of taxable income (IRPJ and CSLL); (iii) requests to compensate federal taxes disallowed by the Brazilian Federal Tax Authority; (iv) collection and crediting of ICMS by several states; (v) collection of social security contributions over payments of bonuses; and (vi) collection of customs taxes and fines related to imports under the Repetro regime in the Frade consortium.
•	Labor matters comprising mainly actions requiring a review of the methodology by which the minimum compensation based on an employee's position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated;
•	Civil matters comprising mainly: (i) administrative and legal proceedings challenging an ANP order requiring Petrobras to pay additional special participation fees and royalties (production taxes) with respect to several fields; (ii) regulation agencies fines; and (iii) lawsuits related to contracts.
•	Environmental matters comprising indemnities for damages and fines related to the Company operation.

In the six-month period ended June 30, 2022, the increase in the balance of contingent liabilities is mainly due to: (i) US$ 2,224 relating to the notice of infraction for the collection, by joint liability, of customs taxes and fines arising from imports under the Repetro regime, for use in the Frade consortium; (ii) US$ 534 in lawsuits in administrative and judicial stages discussing the difference in special interest and royalties in different fields, including unitization; (iii) US$ 403 lawsuits requesting a review of the methodology by which the minimum compensation based on an employee's position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated; (iv) US$ 261 referring to CIDE and PIS/COFINS on the chartering of platforms; and (v) US$ 205 referring to lawsuits involving ICMS collection on imports in operations with liquified petroleum gas derived from natural gas. These effects were partially offset by: (i) US$ 1,206 transferred to remote loss relating to tax on services provided offshore; (ii) US$ 295 for the write-off due to the conclusion of an agreement and review of amounts in lawsuits in which the state monopoly of piped gas services was discussed; and (iii) US$ 201 for the review of values and write-off, due to favorable decisions, in proceedings related to tax deductions taken that were subsequently challenged.

13.4.	Minimum Compensation Based on Employee's Position and Work Schedule (Remuneração Mínima por Nível e Regime - RMNR)

As of June 30, 2022, there are lawsuits related to the Minimum Compensation Based on Employee's Position and Work Schedule (RMNR), with the objective of reviewing its calculation criteria.

The RMNR consists of a minimum remuneration guaranteed to employees, based on salary level, work schedule and geographic location. This policy was created and implemented by Petrobras in 2007 through collective bargaining with union representatives, and was approved at employee meetings, and started being the subject of lawsuits three years after its implementation.

In 2018, the Brazilian Superior Labor Court (TST) ruled against the Company, which filed extraordinary appeals against its decision. Therefore, the Brazilian Supreme Federal Court (STF) suspended the effects of the decision issued by the TST and determined the national suspension of the ongoing proceedings related to the RMNR.

On July 29, 2021, a monocratic decision was published in which the STF’s Judge-Rapporteur granted an extraordinary appeal filed, accepting the Company's thesis and recognizing the validity of the collective bargaining agreement freely signed between Petrobras and the unions, reversing the decision of the TST.

In February 2022, the judgment of the appeals filed by the plaintiff and several amicus curiae was started. The judgment is currently underway in the First Panel of the Supreme Federal Court, with 3 votes in favor of the Company, confirming that there is an understanding of recognizing the merit of the collective bargaining agreement signed between Petrobras and the unions. Considering that the last minister to vote requested additional time for analysis, the trial was suspended, and is pending the presentation of the vote by this last minister.

As of June 30, 2022, the balance of provisioned proceedings regarding RMNR amounts to US$ 150, while the contingent liabilities amount to US$ 6,686.

13.5.	Class action and related proceedings

On May 26, 2021, the District Court of Rotterdam decided that the class action against Petróleo Brasileiro S.A. – Petrobras, Petrobras International Braspetro B.V. (PIB BV), Petrobras Global Finance B.V. (PGF), Petrobras Oil & Gas B.V. (PO&G) and some former Petrobras managers must proceed and that the arbitration clause of Petrobras' bylaws does not prevent the Company's shareholders from having access to the Dutch Judiciary and being represented by the Stichting Petrobras Compensation Foundation (“Foundation”). However, investors who have already started arbitration against Petrobras or who are parties to legal proceedings in which the applicability of the arbitration clause has been definitively recognized are excluded from the action. The class action is in the merit discussion stage.

In relation to the arbitration in Argentina, the Argentine Supreme Court has not yet judged the appeal filed by the Consumidores Financieros Asociación Civil para su Defensa ("Association"). This arbitration discusses Petrobras' liability for an alleged loss of market value of Petrobras' shares in Argentina, as a result of the Lava Jato Operation.

Regarding criminal proceeding in Argentina related to an alleged fraudulent offer of securities, aggravated by the fact that Petrobras allegedly declared false data in its financial statements prior to 2015, the Court of Appeals revoked on October 21, 2021, the lower court decision that had recognized Petrobras' immunity from jurisdiction and recommended that the lower court judge take steps to certify whether the Company could be considered criminally immune in Argentina for further reassessment of the issue. Petrobras appealed against this decision, but on April 30, 2022 the appeal was not admitted by the Court of Cassation. The Court of Appeals recognized that the Association could not act as a representative of financial consumers, due to the loss of its registration with the competent Argentine bodies, which was also appealed, still pending judgment. Petrobras presented other procedural defenses, still subject to appeals before the Argentine Court of Appeals. This criminal action is being processed before the Economic Criminal Court No. 2 of the City of Buenos Aires.

As for the other criminal action for alleged non-compliance with the obligation to publish “press release” in the Argentine market about the existence of a class action filed by Consumidores Financieros Asociación Civil para su Defensa before the Commercial Court, there are no developments during the six-month period ended June 30, 2022.

13.6.	Arbitrations in Brazil

In the six-month period ended June 30, 2022, there were no events that changed the assessment and information on arbitrations in Brazil.

13.7.	Legal proceedings - Compulsory Loan – Eletrobrás

In the six-month period ended June 30, 2022, there were no events that changed the assessment on this proceeding.

13.8.	Lawsuits brought by natural gas distributors and others

In the six-month period ended June 30, 2022, the Company obtained a favorable decision from the Superior Court of Justice (Superior Tribunal de Justiça - STJ) suspending the interim decision in favor of CEGÁS, which granted the extension of its gas supply contract for 6 months. The injunction that had been obtained by SC GÁS and that had extended, until April 2022, the price of the gas supply contract that was terminated on December 31, 2021, was revoked in a lower court judgement handed down on June 29, 2022.